Fair Value Measurements - Narrative (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Common stocks | EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Number of shares held (in shares)	1,091,405	1,101,590